Deferred Charges	12 Months Ended
Dec. 31, 2016
Deferred Charges [Abstract]
Deferred Charges

5. Deferred Charges

Deferred charges, consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $19,506 and $15,290, at December 31, 2016 and 2015, respectively. Amortization of deferred dry-docking costs is included in Depreciation and amortization in the accompanying Consolidated Statements of Comprehensive income.